WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 87.0%
Angola - 0.3%
Angolan Government International Bond, Senior Notes	9.125%	11/26/49	6,000,000		$2,434,080	(a)

Argentina - 2.6%
Argentina Bonar Bonds (Argentina BADLAR Private Deposit Rate + 2.000%)	36.575%	4/3/22	18,500,000	ARS	142,040	(b)(c)
Argentine Bonos del Tesoro, Bonds	18.200%	10/3/21	3,040,000	ARS	18,083	(b)
Argentine Bonos del Tesoro, Bonds	16.000%	10/17/23	160,000,000	ARS	768,991	(b)
Argentine Bonos del Tesoro, Bonds	15.500%	10/17/26	157,160,000	ARS	658,442	(b)
Argentine Republic Government International Bond, Senior Notes	4.625%	1/11/23	22,810,000		6,751,988	(d)
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	9,600,000		2,673,696	(d)
Provincia de Buenos Aires, Senior Notes	10.875%	1/26/21	490,098		156,831	(a)
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	3,400,000		1,054,000	(a)
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	3,920,000		1,048,600	(e)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	3,500,000		945,000	(e)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	3,350,000		904,500	(a)
Provincia de Cordoba, Senior Notes	7.125%	6/10/21	500,000		329,380	(e)
Provincia de Cordoba, Senior Notes	7.450%	9/1/24	8,250,000		4,001,333	(d)(e)

Total Argentina					19,452,884

Armenia - 0.9%
Republic of Armenia International Bond, Senior Notes	3.950%	9/26/29	7,700,000		6,840,849	(e)

Bahrain - 1.3%
Bahrain Government International Bond, Senior Notes	6.750%	9/20/29	4,100,000		3,682,989	(a)
Bahrain Government International Bond, Senior Notes	6.000%	9/19/44	8,400,000		6,488,479	(e)

Total Bahrain					10,171,468

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2020 Quarterly Report	1

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Brazil - 1.9%
Brazil Letras do Tesouro Nacional	0.000%	1/1/24	10,173,000	BRL	$1,564,036
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	59,682,000	BRL	12,780,806

Total Brazil					14,344,842

Colombia - 3.5%
Colombia Government International Bond, Senior Notes	7.375%	9/18/37	16,567,000		20,796,638	(d)
Colombia Government International Bond, Senior Notes	6.125%	1/18/41	2,080,000		2,401,110	(d)
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	3,300,000		3,484,239	(d)

Total Colombia					26,681,987

Costa Rica - 0.9%
Banco Nacional de Costa Rica	6.250%	11/1/23	2,220,000		2,053,511	(e)
Costa Rica Government International Bond, Senior Notes	6.125%	2/19/31	1,950,000		1,656,525	(e)
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	4,200,000		3,403,281	(d)(e)

Total Costa Rica					7,113,317

Croatia - 0.8%
Croatia Government International Bond, Senior Notes	5.500%	4/4/23	5,640,000		5,927,866	(a)(d)

Dominican Republic - 2.0%
Dominican Republic International Bond, Senior Notes	5.500%	1/27/25	8,210,000		7,953,397	(d)(e)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	4,200,000		3,895,500	(d)(e)
Dominican Republic International Bond, Senior Notes	5.875%	1/30/60	3,950,000		3,367,375	(e)

Total Dominican Republic					15,216,272

Ecuador - 0.4%
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	4,210,000		1,320,930	(d)(e)
Ecuador Government International Bond, Senior Notes	7.875%	3/27/25	2,400,000		687,000	(e)
Ecuador Government International Bond, Senior Notes	7.875%	1/23/28	4,950,000		1,406,889	(e)

Total Ecuador					3,414,819

See Notes to Schedule of Investments.

2	Western Asset Emerging Markets Debt Fund Inc. 2020 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Egypt - 2.6%
Egypt Government International Bond, Senior Notes	6.125%	1/31/22	3,430,000	$3,315,335	(e)
Egypt Government International Bond, Senior Notes	8.500%	1/31/47	5,100,000	4,205,674	(e)
Egypt Government International Bond, Senior Notes	8.700%	3/1/49	14,270,000	11,913,595	(e)

Total Egypt				19,434,604

El Salvador - 1.1%
El Salvador Government International Bond, Senior Notes	6.375%	1/18/27	6,380,000	5,637,001	(d)(e)
El Salvador Government International Bond, Senior Notes	7.125%	1/20/50	3,200,000	2,492,800	(e)

Total El Salvador				8,129,801

Ethiopia - 0.3%
Ethiopia International Bond, Senior Notes	6.625%	12/11/24	2,500,000	2,259,430	(a)

Georgia - 0.3%
Georgia Government International Bond	6.875%	4/12/21	2,360,000	2,377,153	(a)(d)

Ghana - 1.6%
Ghana Government International Bond, Senior Notes	7.875%	8/7/23	2,323,700	1,956,964	(a)
Ghana Government International Bond, Senior Notes	8.125%	1/18/26	1,620,000	1,281,924	(d)(e)
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	5,270,000	5,460,142	(d)(e)
Ghana Government International Bond, Senior Notes	7.875%	2/11/35	5,000,000	3,545,000	(e)

Total Ghana				12,244,030

Honduras - 0.5%
Honduras Government International Bond, Senior Notes	7.500%	3/15/24	960,000	939,605	(a)
Honduras Government International Bond, Senior Notes	6.250%	1/19/27	3,500,000	3,074,934	(e)

Total Honduras				4,014,539

Hungary - 1.8%
Hungary Government International Bond, Senior Notes	5.750%	11/22/23	12,608,000	13,922,132

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2020 Quarterly Report	3

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - 10.5%
Indonesia Government International Bond, Senior Notes	4.875%	5/5/21	1,060,000		$1,073,335	(d)(e)
Indonesia Government International Bond, Senior Notes	5.875%	1/15/24	7,049,000		7,685,575	(d)(e)
Indonesia Government International Bond, Senior Notes	6.625%	2/17/37	3,210,000		4,062,270	(a)(d)
Indonesia Government International Bond, Senior Notes	5.250%	1/17/42	20,750,000		23,821,608	(d)(e)(f)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	17,800,000		18,704,108	(d)(e)
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	133,900,000,000	IDR	8,363,208
Indonesia Treasury Bond, Senior Notes	8.375%	9/15/26	131,422,000,000	IDR	8,318,152
Indonesia Treasury Bond, Senior Notes	8.375%	3/15/34	126,438,000,000	IDR	7,709,540

Total Indonesia					79,737,796

Israel - 2.6%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	7,080,000		7,080,000	(g)
Israel Government International Bond, Senior Notes	3.875%	7/3/50	3,500,000		3,500,000	(g)
Israel Government International Bond, Senior Notes	4.500%	4/3/2120	9,100,000		9,100,000	(g)

Total Israel					19,680,000

Ivory Coast - 0.9%
Ivory Coast Government International Bond, Senior Notes	5.375%	7/23/24	1,350,000		1,222,054	(e)
Ivory Coast Government International Bond, Senior Notes	6.375%	3/3/28	2,680,000		2,469,296	(d)(e)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	3,540,000		3,104,420	(d)(e)

Total Ivory Coast					6,795,770

Jamaica - 1.4%
Jamaica Government International Bond, Senior Notes	6.750%	4/28/28	3,390,000		3,537,643	(d)
Jamaica Government International Bond, Senior Notes	8.000%	3/15/39	1,760,000		1,936,554	(d)
Jamaica Government International Bond, Senior Notes	7.875%	7/28/45	4,700,000		5,077,481

Total Jamaica					10,551,678

See Notes to Schedule of Investments.

4	Western Asset Emerging Markets Debt Fund Inc. 2020 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Jordan - 0.8%
Jordan Government International Bond, Senior Notes	6.125%	1/29/26	440,000		$402,939	(e)
Jordan Government International Bond, Senior Notes	7.375%	10/10/47	2,000,000		1,687,054	(a)
Jordan Government International Bond, Senior Notes	7.375%	10/10/47	5,020,000		4,234,505	(e)

Total Jordan					6,324,498

Kazakhstan - 1.3%
Kazakhstan Government International Bond, Senior Notes	3.875%	10/14/24	9,890,000		10,122,415	(a)(d)

Kenya - 1.3%
Kenya Government International Bond, Senior Notes	6.875%	6/24/24	200,000		191,415	(d)(e)
Kenya Government International Bond, Senior Notes	7.000%	5/22/27	2,310,000		2,142,525	(e)
Kenya Government International Bond, Senior Notes	7.250%	2/28/28	5,300,000		4,955,839	(d)(e)
Kenya Government International Bond, Senior Notes	8.000%	5/22/32	2,380,000		2,207,419	(e)

Total Kenya					9,497,198

Lithuania - 0.4%
Lithuania Government International Bond, Senior Notes	6.125%	3/9/21	2,850,000		2,953,455	(d)(e)

Mexico - 2.7%
Mexican Bonos, Bonds	6.500%	6/9/22	199,640,000	MXN	8,440,381
Mexican Bonos, Senior Notes	7.750%	11/23/34	84,080,000	MXN	3,617,575
Mexico Government International Bond, Senior Notes	6.050%	1/11/40	1,132,000		1,352,882	(d)
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	7,350,000		7,177,422	(d)

Total Mexico					20,588,260

Nigeria - 1.7%
Nigeria Government International Bond, Senior Notes	7.625%	11/21/25	3,000,000		2,342,439	(d)(e)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	2,000,000		1,404,372	(e)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	4,120,000		2,914,900	(d)(e)
Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	2,960,000		2,023,320	(e)
Nigeria Government International Bond, Senior Notes	9.248%	1/21/49	6,200,000		4,412,856	(d)(e)

Total Nigeria					13,097,887

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2020 Quarterly Report	5

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oman - 2.6%
Oman Government International Bond, Senior Notes	4.750%	6/15/26	5,270,000	$3,791,765	(e)
Oman Government International Bond, Senior Notes	5.625%	1/17/28	10,000,000	7,200,000	(d)(e)
Oman Government International Bond, Senior Notes	6.000%	8/1/29	6,000,000	4,331,010	(e)
Oman Government International Bond, Senior Notes	6.750%	1/17/48	6,500,000	4,338,750	(a)

Total Oman				19,661,525

Panama - 0.8%
Panama Government International Bond, Senior Notes	9.375%	4/1/29	910,000	1,296,570	(d)
Panama Government International Bond, Senior Notes	6.700%	1/26/36	159,000	205,160	(d)
Panama Government International Bond, Senior Notes	4.500%	4/1/56	4,200,000	4,588,500	(g)

Total Panama				6,090,230

Paraguay - 0.5%
Paraguay Government International Bond, Senior Notes	5.000%	4/15/26	2,110,000	2,173,321	(d)(e)
Paraguay Government International Bond, Senior Notes	5.400%	3/30/50	1,910,000	1,948,219	(d)(e)

Total Paraguay				4,121,540

Peru - 7.1%
Peruvian Government International Bond, Senior Notes	7.350%	7/21/25	10,300,000	13,196,824	(f)
Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	19,998,000	31,772,022	(f)
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	6,189,000	9,053,300	(d)

Total Peru				54,022,146

Philippines - 0.7%
Philippine Government International Bond, Senior Notes	3.950%	1/20/40	4,600,000	5,057,231	(d)

See Notes to Schedule of Investments.

6	Western Asset Emerging Markets Debt Fund Inc. 2020 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Poland - 3.6%
Republic of Poland Government International Bond, Senior Notes	5.125%	4/21/21	10,940,000		$11,364,417	(d)
Republic of Poland Government International Bond, Senior Notes	5.000%	3/23/22	14,784,000		15,779,969	(d)

Total Poland					27,144,386

Qatar - 3.5%
Qatar Government International Bond, Senior Notes	5.103%	4/23/48	7,920,000		9,642,758	(e)(f)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	14,100,000		16,675,478	(e)

Total Qatar					26,318,236

Romania - 0.2%
Romanian Government International Bond, Senior Notes	4.875%	1/22/24	1,570,000		1,652,469	(d)(e)

Russia - 6.5%
Russian Federal Bond - OFZ	7.000%	1/25/23	964,000,000	RUB	12,453,446
Russian Federal Bond - OFZ	8.150%	2/3/27	289,580,000	RUB	4,020,439
Russian Federal Bond - OFZ	7.050%	1/19/28	83,026,000	RUB	1,086,500
Russian Federal Bond - OFZ	7.700%	3/16/39	276,500,000	RUB	3,840,020
Russian Foreign Bond - Eurobond, Senior Notes	12.750%	6/24/28	790,000		1,313,375	(a)(d)
Russian Foreign Bond - Eurobond, Senior Notes	7.500%	3/31/30	15,858,315		17,946,062	(a)(d)
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	3,400,000		4,154,290	(d)(e)
Russian Foreign Bond - Eurobond, Senior Notes	5.875%	9/16/43	3,400,000		4,233,000	(d)(e)

Total Russia					49,047,132

Senegal - 2.0%
Senegal Government International Bond, Senior Notes	6.250%	7/30/24	2,170,000		2,044,097	(a)
Senegal Government International Bond, Senior Notes	4.750%	3/13/28	4,800,000	EUR	4,825,943	(e)
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	6,600,000		5,967,324	(e)
Senegal Government International Bond, Senior Notes	6.750%	3/13/48	2,650,000		2,193,871	(e)

Total Senegal					15,031,235

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2020 Quarterly Report	7

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
South Africa - 0.9%
Republic of South Africa Government International Bond, Senior Notes	5.375%	7/24/44	5,000,000		$3,603,745	(d)
Republic of South Africa Government International Bond, Senior Notes	5.750%	9/30/49	4,800,000		3,503,904

Total South Africa					7,107,649

Sri Lanka - 2.1%
Sri Lanka Government International Bond, Senior Notes	6.250%	10/4/20	7,500,000		5,550,000	(a)(d)
Sri Lanka Government International Bond, Senior Notes	5.875%	7/25/22	3,460,000		2,387,400	(a)(d)
Sri Lanka Government International Bond, Senior Notes	6.125%	6/3/25	8,680,000		5,381,334	(a)(d)
Sri Lanka Government International Bond, Senior Notes	6.200%	5/11/27	4,000,000		2,440,131	(a)

Total Sri Lanka					15,758,865

Turkey - 3.3%
Export Credit Bank of Turkey, Senior Notes	5.000%	9/23/21	4,291,000		4,152,401	(d)(e)
Export Credit Bank of Turkey, Senior Notes	4.250%	9/18/22	2,000,000		1,760,000	(e)
Turkey Government International Bond, Senior Notes	3.250%	3/23/23	850,000		762,191	(d)
Turkey Government International Bond, Senior Notes	5.750%	3/22/24	450,000		420,436	(d)
Turkey Government International Bond, Senior Notes	6.350%	8/10/24	5,000,000		4,753,335	(d)
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	5,400,000		4,515,750	(d)
Turkey Government International Bond, Senior Notes	6.125%	10/24/28	1,000,000		882,890	(d)
Turkey Government International Bond, Senior Notes	4.875%	4/16/43	10,660,000		7,461,136	(d)

Total Turkey					24,708,139

Ukraine - 3.1%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/20	3,240,000		3,187,165	(d)(e)
Ukraine Government International Bond, Senior Notes	7.750%	9/1/24	5,640,000		5,217,293	(d)(e)
Ukraine Government International Bond, Senior Notes	9.750%	11/1/28	13,480,000		13,157,963	(a)
Ukraine Government International Bond, Senior Notes	4.375%	1/27/30	2,000,000	EUR	1,775,669	(e)

Total Ukraine					23,338,090

See Notes to Schedule of Investments.

8	Western Asset Emerging Markets Debt Fund Inc. 2020 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
United Arab Emirates - 0.8%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	5,400,000	$5,878,721	(e)

Uruguay - 1.3%
Uruguay Government International Bond, Senior Notes	4.375%	10/27/27	2,943,154	3,200,099	(d)
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	4,341,000	4,955,533	(d)
Uruguay Government International Bond, Senior Notes	4.975%	4/20/55	1,180,000	1,351,472	(d)

Total Uruguay				9,507,104

Venezuela - 0.4%
Venezuela Government International Bond, Senior Notes	7.750%	10/13/19	22,130,000	2,213,000	*(a)(h)
Venezuela Government International Bond, Senior Notes	8.250%	10/13/24	7,000,000	700,000	*(a)(i)
Venezuela Government International Bond, Senior Notes	9.250%	9/15/27	4,205,000	420,500	*(i)

Total Venezuela				3,333,500

Vietnam - 1.2%
Vietnam Government International Bond, Senior Notes	4.800%	11/19/24	8,700,000	8,829,959	(d)(e)

TOTAL SOVEREIGN BONDS (Cost - $740,765,238)				659,937,187

CORPORATE BONDS & NOTES - 55.7%
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.9%
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	2,710,000	2,702,965	(d)(e)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	4,680,000	4,432,896	(d)(e)

Total Diversified Telecommunication Services				7,135,861

Media - 1.3%
Cable Onda SA, Senior Notes	4.500%	1/30/30	3,290,000	2,913,459	(e)
Grupo Televisa SAB, Senior Notes	6.625%	1/15/40	1,480,000	1,739,168	(d)
Prosus NV, Senior Notes	5.500%	7/21/25	2,750,000	2,733,857	(d)(e)
Prosus NV, Senior Notes	4.850%	7/6/27	2,250,000	2,155,939	(d)(e)

Total Media				9,542,423

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2020 Quarterly Report	9

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - 0.9%
Millicom International Cellular SA, Senior Notes	5.125%	1/15/28	2,650,000	$2,328,138	(d)(e)
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	4,710,000	4,241,590	(d)(e)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	440,000	447,674	(d)(e)

Total Wireless Telecommunication Services				7,017,402

TOTAL COMMUNICATION SERVICES				23,695,686

CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.7%
Gohl Capital Ltd., Senior Notes	4.250%	1/24/27	3,130,000	2,596,127	(a)(d)
Sands China Ltd., Senior Notes	5.125%	8/8/25	2,500,000	2,418,638	(d)

TOTAL CONSUMER DISCRETIONARY				5,014,765

CONSUMER STAPLES - 0.8%
Beverages - 0.4%
Fomento Economico Mexicano SAB de CV, Senior Notes	3.500%	1/16/50	3,650,000	3,434,472

Food Products - 0.4%
BRF SA, Senior Notes	4.875%	1/24/30	3,410,000	2,882,985	(e)

TOTAL CONSUMER STAPLES				6,317,457

ENERGY - 19.9%
Oil, Gas & Consumable Fuels - 19.9%
CNOOC Curtis Funding No 1 Pty Ltd., Senior Notes	4.500%	10/3/23	2,750,000	2,958,700	(a)(d)
Ecopetrol SA, Senior Notes	5.875%	9/18/23	3,010,000	3,006,222	(d)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	7,160,000	6,417,615	(d)
GNL Quintero SA, Senior Notes	4.634%	7/31/29	1,877,000	1,799,184	(d)(e)
KazMunayGas National Co. JSC, Senior Notes	4.400%	4/30/23	4,000,000	3,948,464	(a)
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	5,160,000	4,968,110	(d)(e)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	4,970,000	4,962,088	(d)(e)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	5,300,000	5,270,850	(d)(e)

See Notes to Schedule of Investments.

10	Western Asset Emerging Markets Debt Fund Inc. 2020 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	5,900,000		$5,297,964	(d)(e)
Lukoil International Finance BV, Senior Notes	6.656%	6/7/22	3,524,000		3,702,561	(a)(d)
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	3,500,000		3,560,417	(d)(e)
Pertamina Persero PT, Senior Notes	4.875%	5/3/22	2,540,000		2,552,694	(d)(e)
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	16,220,000		16,280,663	(d)
Petrobras Global Finance BV, Senior Notes	8.375%	5/23/21	1,000,000		1,026,200	(d)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	5,600,000		5,769,848	(d)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	6,000,000		5,691,300
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	13,800,000		13,183,209	(d)
Petroleos de Venezuela SA, Senior Notes	9.000%	11/17/21	16,630,000		1,164,100	*(a)(i)
Petroleos de Venezuela SA, Senior Notes	6.000%	5/16/24	8,145,000		570,150	*(a)(i)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	10,800,000		9,920,367	(d)(e)
Petroleos Mexicanos, Senior Notes	4.500%	1/23/26	6,000,000		4,421,955	(d)
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	2,561,000		1,974,640	(d)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	9,060,000		6,303,087	(d)
Petroleos Mexicanos, Senior Notes	6.350%	2/12/48	3,400,000		2,160,037	(d)
Petroleos Mexicanos, Senior Notes	7.690%	1/23/50	4,930,000		3,452,504	(e)
Reliance Holding USA Inc., Senior Notes	4.500%	10/19/20	6,610,000		6,659,450	(d)(e)
Sinopec Group Overseas Development 2017 Ltd., Senior Notes	4.000%	9/13/47	10,060,000		11,426,667	(a)(d)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,080,000		1,028,757	(a)(d)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	5,420,000		5,162,835	(d)(e)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.550%	11/1/28	2,300,000		2,231,098	(d)(e)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	3,190,000		2,805,772	(d)(e)
YPF SA, Senior Notes	16.500%	5/9/22	78,563,600	ARS	511,738	(b)(e)
YPF SA, Senior Notes	16.500%	5/9/22	39,570,000	ARS	257,746	(a)(b)
YPF SA, Senior Notes (Argentina BADLAR Private Deposit Rate + 4.000%)	44.438%	7/7/20	3,000,000		467,132	(a)(c)(d)

TOTAL ENERGY					150,914,124

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2020 Quarterly Report	11

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 12.1%
Banks - 8.5%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	2,450,000	$2,332,412	(d)(e)
Banco del Estado de Chile, Senior Notes	4.125%	10/7/20	1,110,000	1,114,690	(d)(e)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/6/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	5,900,000	4,530,167	(c)(d)(e)(j)
Bancolombia SA, Senior Notes	3.000%	1/29/25	4,920,000	4,414,519
Bank Leumi Le-Israel BM, Subordinated Notes (3.275% to 1/29/26 then 5 year Treasury Constant Maturity Rate + 1.631%)	3.275%	1/29/31	4,760,000	4,437,058	(a)(c)
BBVA Banco Continental SA, Subordinated Notes (5.250% to 9/22/24 then 5 year Treasury Constant Maturity Rate + 2.750%)	5.250%	9/22/29	980,000	968,781	(c)(d)(e)
BBVA Bancomer SA, Subordinated Notes (5.350% to 11/12/24 then 5 year Treasury Constant Maturity Rate + 3.000%)	5.350%	11/12/29	1,350,000	1,240,032	(c)(d)(e)
Itau Unibanco Holding SA, Junior Subordinated Notes (6.500% to 3/19/23 then 5 year Treasury Constant Maturity Rate + 3.863%)	6.500%	3/19/23	6,970,000	6,657,117	(c)(d)(e)(j)
Russian Agricultural Bank OJSC Via RSHB Capital SA, Subordinated Notes	8.500%	10/16/23	16,770,000	16,832,217	(a)(d)
Shinhan Bank Co. Ltd., Subordinated Notes	3.875%	3/24/26	1,260,000	1,303,077	(d)(e)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	10,810,000	9,615,495	(d)(e)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	6,410,000	6,092,596	(c)(d)(e)
United Overseas Bank Ltd., Subordinated Notes (3.750% to 4/15/24 then 5 year Treasury Constant Maturity Rate + 1.500%)	3.750%	4/15/29	4,600,000	4,714,898	(c)(e)

Total Banks				64,253,059

See Notes to Schedule of Investments.

12	Western Asset Emerging Markets Debt Fund Inc. 2020 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - 0.3%
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,340,000		$2,201,226	(c)(d)(e)(j)

Consumer Finance - 1.3%
African Export-Import Bank, Senior Notes	3.994%	9/21/29	5,900,000		5,577,978	(e)
International Finance Corp., Senior Notes	15.500%	1/29/21	127,000,000	UAH	4,639,540

Total Consumer Finance					10,217,518

Diversified Financial Services - 2.0%
Banco Nacional de Comercio Exterior SNC, Senior Notes	4.375%	10/14/25	5,760,000		5,378,371	(d)(e)
DAE Funding LLC, Senior Notes	4.500%	8/1/22	4,700,000		4,394,401	(d)(e)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	2,880,000		2,627,914	(d)(e)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	1,000,000		905,073	(d)(e)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	1,980,000		1,708,068	(d)(e)

Total Diversified Financial Services					15,013,827

TOTAL FINANCIALS					91,685,630

INDUSTRIALS - 1.5%
Industrial Conglomerates - 0.8%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	1,000,000		910,305	(d)(e)
Sinochem Overseas Capital Co. Ltd., Senior Notes	4.500%	11/12/20	5,220,000		5,212,831	(d)(e)

Total Industrial Conglomerates					6,123,136

Road & Rail - 0.3%
Empresa de Transporte de Pasajeros Metro SA, Senior Notes	5.000%	1/25/47	2,560,000		2,586,381	(d)(e)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2020 Quarterly Report	13

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Transportation Infrastructure - 0.4%
DP World PLC, Senior Notes	5.625%	9/25/48	3,400,000	$2,882,234	(d)(e)

TOTAL INDUSTRIALS				11,591,751

Materials - 10.5%
Chemicals - 5.3%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	210,000	187,489	(a)(d)
Braskem Finance Ltd., Senior Notes	6.450%	2/3/24	2,350,000	2,305,949	(d)
CNAC HK Finbridge Co. Ltd., Senior Notes	4.625%	3/14/23	10,700,000	10,972,653	(a)(d)
CNAC HK Finbridge Co. Ltd., Senior Notes	4.125%	7/19/27	3,950,000	4,102,612	(a)(d)
Equate Petrochemical BV, Senior Notes	3.000%	3/3/22	492,000	474,532	(a)(d)
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	1,300,000	1,238,427	(d)(e)
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	200,000	190,527	(a)(d)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	2,101,000	2,024,179	(d)(e)
Mexichem SAB de CV, Senior Notes	5.875%	9/17/44	4,960,000	4,422,113	(d)(e)
OCP SA, Senior Notes	5.625%	4/25/24	4,900,000	4,878,563	(d)(e)
OCP SA, Senior Notes	4.500%	10/22/25	5,590,000	5,303,949	(d)(e)
Phosagro OAO Via Phosagro Bond Funding DAC, Senior Notes	3.950%	11/3/21	2,779,000	2,763,771	(d)(e)
Sociedad Quimica y Minera de Chile SA, Senior Notes	4.250%	1/22/50	2,100,000	1,639,365	(e)

Total Chemicals				40,504,129

Construction Materials - 0.3%
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	2,920,000	2,609,735	(d)(e)

Metals & Mining - 3.3%
Indonesia Asahan Aluminium Persero PT, Senior Notes	5.230%	11/15/21	4,000,000	4,030,000	(d)(e)
Indonesia Asahan Aluminium Persero PT, Senior Notes	5.710%	11/15/23	10,120,000	10,363,433	(d)(e)
Southern Copper Corp., Senior Notes	7.500%	7/27/35	310,000	367,007	(d)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	8,490,000	9,988,924	(d)

Total Metals & Mining				24,749,364

See Notes to Schedule of Investments.

14	Western Asset Emerging Markets Debt Fund Inc. 2020 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Paper & Forest Products - 1.6%
Inversiones CMPC SA, Senior Notes	4.500%	4/25/22	2,350,000	$2,287,427	(d)(e)
Inversiones CMPC SA, Senior Notes	4.375%	5/15/23	2,070,000	1,998,840	(d)(e)
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	3,450,000	3,377,403	(d)(e)
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	4,440,000	4,183,779	(d)

Total Paper & Forest Products				11,847,449

TOTAL MATERIALS				79,710,677

REAL ESTATE - 3.4%
Real Estate Management & Development - 3.4%
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	9/7/21	4,000,000	3,920,000	(a)
China Overseas Finance Cayman III Ltd., Senior Notes	5.375%	10/29/23	2,460,000	2,714,873	(a)(d)
China Overseas Finance Cayman VII Ltd., Senior Notes	4.250%	4/26/23	6,000,000	6,311,293	(a)
Country Garden Holdings Co. Ltd., Senior Secured Notes	4.750%	7/25/22	10,000,000	9,500,000	(a)
Radiant Access Ltd., Senior Notes	4.600%	5/18/20	2,000,000	1,878,500	(a)(j)
Yuzhou Properties Co. Ltd., Senior Secured Notes	6.000%	10/25/23	2,000,000	1,665,000	(a)(d)

TOTAL REAL ESTATE				25,989,666

UTILITIES - 3.7%
Electric Utilities - 3.2%
Abu Dhabi National Energy Co.
PJSC, Senior Notes	4.875%	4/23/30	5,100,000	5,336,793	(e)
Enel Chile SA, Senior Notes	4.875%	6/12/28	5,150,000	5,039,494	(d)
Eskom Holdings SOC Ltd.	6.350%	8/10/28	5,000,000	4,285,000	(a)
Kallpa Generacion SA, Senior Notes	4.875%	5/24/26	2,270,000	2,170,807	(a)(d)
Perusahaan Listrik Negara PT, Senior Notes	5.250%	5/15/47	7,810,000	7,656,182	(a)(d)

Total Electric Utilities				24,488,276

Independent Power and Renewable Electricity Producers - 0.5%
Enel Generacion Chile SA, Senior Notes	4.250%	4/15/24	500,000	494,543	(d)
Minejesa Capital BV, Senior Secured Notes	5.625%	8/10/37	3,100,000	2,759,946	(d)(e)

Total Independent Power and Renewable Electricity Producers				3,254,489

TOTAL UTILITIES				27,742,765

TOTAL CORPORATE BONDS & NOTES (Cost - $453,609,778)				422,662,521

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2020 Quarterly Report	15

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY		RATE	MATURITY DATE	FACE AMOUNT†		VALUE
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.5%
Argentina - 0.5%
Argentina Treasury Bond (Cost - $5,162,730)		1.000%	8/5/21	538,660,560	ARS	$3,881,650	(b)

	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.2%
OTC PURCHASED OPTIONS - 0.2%
Euro/U.S. Dollar, Put @ $1.09	Morgan Stanley & Co. Inc.	5/8/20	17,750,000	17,750,000		146,474
U.S. Dollar/Brazilian Real, Put @ 3.90BRL	Barclays Bank PLC	4/23/20	9,350,000	9,350,000		2
U.S. Dollar/Indian Rupee, Put @ 73.20INR	JPMorgan Chase & Co.	6/11/20	13,560,000	13,560,000		39,142
U.S. Dollar/ Indonesian Rupiah, Put @ 14,000.00IDR	Barclays Bank PLC	5/19/20	14,760,000	14,760,000		11,109
U.S. Dollar/Mexican Peso, Put @ 18.80MXN	Barclays Bank PLC	4/17/20	9,700,000	9,700,000		7,935
U.S. Dollar/Mexican Peso, Put @ 18.95MXN	Citibank N.A.	5/21/20	14,760,000	14,760,000		7,024
U.S. Dollar/Russian Ruble, Put @ 64.20RUB	Goldman Sachs Group Inc.	4/29/20	9,600,000	9,600,000		1,484
U.S. Dollar/South African Rand, Call @ 15.80ZAR	Bank of America N.A.	6/1/20	9,620,000	9,620,000		1,177,290

TOTAL PURCHASED OPTIONS (Cost - $1,086,194)						1,390,460

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,200,623,940)						1,087,871,818

See Notes to Schedule of Investments.

16	Western Asset Emerging Markets Debt Fund Inc. 2020 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.8%
Dreyfus Government Cash Management, Institutional Shares (Cost - $21,001,911)	0.272%	21,001,911	$21,001,911

TOTAL INVESTMENTS - 146.2% (Cost - $1,221,625,851)			1,108,873,729
Liabilities in Excess of Other Assets - (46.2)%			(350,235,389)

TOTAL NET ASSETS - 100.0%			$758,638,340

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(f)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(g)	Securities traded on a when-issued or delayed delivery basis.

(h)	The maturity principal is currently in default as of March 31, 2020.

(i)	The coupon payment on these securities is currently in default as of March 31, 2020.

(j)	Security has no maturity date. The date shown represents the next call date.

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
EUR	— Euro
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JSC	— Joint Stock Company
MXN	— Mexican Peso
OJSC	— Open Joint Stock Company
PJSC	— Private Joint Stock Company
RUB	— Russian Ruble
UAH	— Ukrainian Hryvnia
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2020 Quarterly Report	17

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

At March 31, 2020, the Fund had the following open reverse repurchase agreements:

COUNTERPARTY	RATE	EFFECTIVE DATE	MATURITY DATE		FACE AMOUNT OF REVERSE REPURCHASE AGREEMENTS	ASSET CLASS OF COLLATERAL*	COLLATERAL VALUE
JPMorgan Chase & Co.	1.400%	3/5/2020	TBD	**	$9,340,789	Sovereign Bonds	$9,131,400
						Cash	835,663
JPMorgan Chase & Co.	1.550%	3/5/2020	TBD	**	31,042,342	Sovereign Bonds	34,168,456
						Cash	2,777,167
JPMorgan Chase & Co.	1.650%	3/5/2020	TBD	**	21,709,000	Sovereign Bonds	22,960,586
						Cash	1,942,170

					$62,092,131		$71,815,442

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**

TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of March 31, 2020.

SCHEDULE OF WRITTEN OPTIONS

OTC WRITTEN OPTIONS

SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
Euro/U.S. Dollar, Call	Goldman Sachs Group Inc.	5/8/20	$1.11		17,750,000	17,750,000	$(219,223)
U.S. Dollar/Brazilian Real, Call	Barclays Bank PLC	4/23/20	4.40	BRL	9,350,000	9,350,000	(1,433,699)
U.S. Dollar/Indian Rupee, Call	JPMorgan Chase & Co.	6/11/20	78.00	INR	13,560,000	13,560,000	(176,214)
U.S. Dollar/ Indonesian Rupiah, Call	Barclays Bank PLC	5/19/20	14,400.00	IDR	14,760,000	14,760,000	(1,864,089)
U.S. Dollar/Mexican Peso, Call	Barclays Bank PLC	4/17/20	19.35	MXN	9,700,000	9,700,000	(1,777,914)
U.S. Dollar/Mexican Peso, Call	Citibank N.A.	5/21/20	20.25	MXN	14,760,000	14,760,000	(2,220,183)
U.S. Dollar/Russian Ruble, Put	Goldman Sachs Group Inc.	4/29/20	62.50	RUB	29,070,000	29,070,000	(2,606)
U.S. Dollar/South African Rand, Call	Bank of America N.A.	6/1/20	16.35	ZAR	9,620,000	9,620,000	(906,036)
U.S. Dollar/South African Rand, Put	Bank of America N.A.	6/1/20	15.20	ZAR	9,620,000	9,620,000	(9,720)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $1,103,469)							$(8,609,684)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Schedule of Investments.

18	Western Asset Emerging Markets Debt Fund Inc. 2020 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Abbreviations used in this schedule:
BRL	— Brazilian Real
IDR	— Indonesian Rupiah
INR	— Indian Rupee
MXN	— Mexican Peso
RUB	— Russian Ruble
ZAR	— South African Rand

At March 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury Long-Term Bonds	1	6/20	$177,577	$179,062	$1,485

Contracts to Sell:
U.S. Treasury 10-Year Notes	765	6/20	100,229,690	106,095,937	(5,866,247)

Net unrealized depreciation on open futures contracts					$(5,864,762)

At March 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	48,330,495	USD	734,495	Bank of America N.A.	4/15/20	$(120,719)
USD	5,603,868	RUB	452,064,000	Bank of America N.A.	4/15/20	(137,139)
USD	9,478,285	RUB	593,468,588	Bank of America N.A.	4/15/20	1,941,504
IDR	341,776,850,000	USD	24,784,398	Barclays Bank PLC	4/15/20	(3,858,913)
INR	490,376,000	USD	6,837,368	Barclays Bank PLC	4/15/20	(367,948)
INR	888,282,300	USD	12,400,981	Barclays Bank PLC	4/15/20	(682,075)
USD	13,760,890	IDR	205,505,132,000	Barclays Bank PLC	4/15/20	1,178,720
USD	19,716,760	IDR	271,539,217,000	Barclays Bank PLC	4/15/20	3,091,615
USD	26,482,746	MXN	636,293,000	Goldman Sachs Group Inc.	4/15/20	(269,407)
BRL	66,358,000	USD	15,602,633	JPMorgan Chase & Co.	4/15/20	(2,845,085)
USD	4,861,847	BRL	20,376,000	JPMorgan Chase & Co.	4/15/20	944,492
USD	6,739,604	BRL	30,308,000	JPMorgan Chase & Co.	4/15/20	912,789
USD	22,742,449	BRL	92,873,337	JPMorgan Chase & Co.	4/15/20	4,887,237
USD	17,127,935	IDR	239,157,359,494	JPMorgan Chase & Co.	4/15/20	2,485,388
USD	2,572,691	ZAR	45,691,000	JPMorgan Chase & Co.	4/15/20	24,121
USD	1,551,638	EUR	1,390,000	BNP Paribas SA	4/17/20	17,612
USD	3,161,190	EUR	2,831,500	BNP Paribas SA	4/17/20	36,303

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2020 Quarterly Report	19

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	4,924,710	USD	5,506,786	Goldman Sachs Group Inc.	4/17/20	$(71,800)
USD	785,668	EUR	703,210	Goldman Sachs Group Inc.	4/17/20	9,595
USD	38,157,144	SAR	143,116,000	Bank of America N.A.	5/14/20	47,198
USD	2,970,567	ZAR	52,228,500	Barclays Bank PLC	5/15/20	69,460
USD	9,547,838	ZAR	150,219,000	Barclays Bank PLC	5/15/20	1,203,711
ZAR	202,447,500	USD	12,494,831	Barclays Bank PLC	5/15/20	(1,249,598)
USD	6,709,091	MXN	130,436,267	Citibank N.A.	5/26/20	1,256,257
USD	9,077,400	IDR	128,862,770,400	Barclays Bank PLC	5/28/20	1,216,860
USD	19,448,215	INR	1,476,703,000	Barclays Bank PLC	6/15/20	93,676
USD	5,561,159	INR	417,918,290	JPMorgan Chase & Co.	6/15/20	83,675
USD	1,177,878	SAR	4,430,000	Goldman Sachs Group Inc.	9/15/20	(1,704)

Total						$9,895,825

Abbreviations used in this table:

BRL	— Brazilian Real
EUR	— Euro
IDR	— Indonesian Rupiah
INR	— Indian Rupee
MXN	— Mexican Peso
RUB	— Russian Ruble
SAR	— Saudi Arabian Riyal
USD	— United States Dollar
ZAR	— South African Rand

At March 31, 2020, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2020[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Republic of Chile, 3.875%, 8/5/20	$19,700,000	12/20/24	1.195%	1.000% quarterly	$176,955	$615,351	$(438,396)
State of Qatar, 9.750%, 6/15/30	19,700,000	12/20/24	1.206%	1.000% quarterly	185,596	632,536	(446,940)

Total	$39,400,000				$362,551	$1,247,887	$(885,336)

See Notes to Schedule of Investments.

20	Western Asset Emerging Markets Debt Fund Inc. 2020 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc. 2020 Quarterly Report	21

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Fund Inc. (the “Fund”) was incorporated in Maryland on April 16, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek high current income and the Fund’s secondary objective is to seek capital appreciation. On October 31, 2019, the Board of Directors of the Fund approved amendments to the Fund’s bylaws. The amended and restated bylaws were subsequently filed on Form 8-K and are available on the Securities and Exchange Commission’s website at www.sec.gov.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations,

22

Notes to Schedule of Investments (unaudited) (continued)

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

23

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$659,937,187	—	$659,937,187
Corporate Bonds & Notes	—	422,662,521	—	422,662,521
Non-U.S. Treasury Inflation Protected Securities	—	3,881,650	—	3,881,650
Purchased Options	—	1,390,460	—	1,390,460

Total Long-Term Investments	—	1,087,871,818	—	1,087,871,818

Short-Term Investments†	$21,001,911	—	—	21,001,911

Total Investments	$21,001,911	$1,087,871,818	—	$1,108,873,729

Other Financial Instruments:
Futures Contracts	$1,485	—	—	$1,485
Forward Foreign Currency Contracts	—	$19,500,213	—	19,500,213

Total Other Financial Instruments	$1,485	$19,500,213	—	$19,501,698

Total	$21,003,396	$1,107,372,031	—	$1,128,375,427

24

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	—	$8,609,684	—	$8,609,684
Futures Contracts	$5,866,247	—	—	5,866,247
Forward Foreign Currency Contracts	—	9,604,388	—	9,604,388
Centrally Cleared Credit Default Swaps on Sovereign Issues - Buy Protection	—	885,336	—	885,336

Total	$5,866,247	$19,099,408	—	$24,965,655

†	See Schedule of Investments for additional detailed categorizations.

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